Basic and Diluted Earnings Per Share (Tables)	12 Months Ended
Apr. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings per Common Share Attributable to Common Stockholders
The following table summarizes basic and diluted earnings per common share attributable to common stockholders:

	Year Ended April 30,
	2026	2025	2024

	(in thousands, except per share data)
Net income attributable to Korn Ferry	$277,434	$246,062	$169,154
Less: distributed and undistributed earnings to nonvested restricted stockholders	3,393	3,226	3,092
Basic net earnings attributable to common stockholders	274,041	242,836	166,062
Add: undistributed earnings to nonvested restricted stockholders	2,062	2,104	2,122
Less: reallocation of undistributed earnings to nonvested restricted stockholders	2,020	2,063	2,106
Diluted net earnings attributable to common stockholders	$274,083	$242,877	$166,078

Weighted-average common shares outstanding:
Basic weighted-average number of common shares outstanding	51,428	51,778	51,038
Effect of dilutive securities:
Restricted stock	1,076	1,017	388
ESPP	15	11	6
Diluted weighted-average number of common shares outstanding	52,519	52,806	51,432

Net earnings per common share:
Basic earnings per share	$5.33	$4.69	$3.25
Diluted earnings per share	$5.22	$4.60	$3.23